Income Taxes - Deferred Income Tax Assets and Liabilities (Details) - USD ($)		Dec. 31, 2016	Dec. 31, 2015
Deferred tax assets:
Allowance for doubtful accounts		$ 1,892,761	$ 0
Deferred stock compensation		1,686,671	0
Accrued liabilities		746,132	0
Foreign tax credit		0	0
Other		1,785,999	86,580
Deferred tax assets		6,111,563	86,580
Deferred tax liabilities:
Property and equipment		(42,525,793)	(1,484,350)
Intangible assets		(7,662,590)	0
Unrepatriated foreign earnings		(3,451,110)	0
Other		(142,859)	(63,189)
Deferred tax liabilities		(53,782,352)	(1,547,539)
Net deferred tax liability		(47,670,789)	(1,460,959)
Reflected in accompanying balance sheet as:
Deferred income taxes	[1]	$ (47,670,789)	$ (1,460,959)

[1]	Financial information has been recast to include the financial position and results attributable to Sturgeon Acquisitions LLC ("Sturgeon"). See Note 15.